Derivative Financial Instruments (Derivatives Income Statement Location) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Product Sales [Member]
Product sales [Abstract]
Realized gain	$ 4
Unrealized loss	(1)
Total revenue: derivative gain from product sales	3
Purchased product costs [Abstract]
Unrealized gain	4
Total gain	3
Purchased product costs [Member]
Product sales [Abstract]
Realized gain	5
Total revenue: derivative gain from product sales	8
Purchased product costs [Abstract]
Unrealized gain	5
Total gain	$ 8